Income taxes - Disclosure of deferred taxes (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Stream interests	$ 34,278	$ 28,826	$ 7,133
Non-capital losses	8,195	170	0
Deferred and restricted share units	4,008	2,865	2,032
Share and debt issue expenses	4,562	(113)	989
Other assets		149	120
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(93,266)	(77,641)	(88,787)
Investments	(9,437)	1,911	(3,898)
Convertible debentures	(2,315)	(3,632)	(4,866)
Other liabilities	(454)	149
Deferred tax liability, net	(54,429)	(47,465)	$ (87,277)
Statement of income (loss) [Member]
Deferred tax assets:
Stream interests	5,452	21,693
Non-capital losses	8,025	170
Deferred and restricted share units	435	726
Share and debt issue expenses	(569)	(1,036)
Other assets		29
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(16,204)	11,769
Investments	(1,613)	6,612
Convertible debentures	1,317	1,234
Other liabilities	(603)
Deferred tax liability, net	(3,760)	41,197
Equity [Member]
Deferred tax assets:
Stream interests	0	0
Non-capital losses	0	0
Deferred and restricted share units	708	107
Share and debt issue expenses	5,244	(66)
Other assets		0
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	0	0
Investments	0	0
Convertible debentures	0	0
Other liabilities	0
Deferred tax liability, net	5,952	41
Other comprehensive income (loss) [Member]
Deferred tax assets:
Stream interests	0	0
Non-capital losses	0	0
Deferred and restricted share units	0	0
Share and debt issue expenses	0	0
Other assets		0
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	388	(949)
Investments	(9,707)	(803)
Convertible debentures	0	0
Other liabilities	0
Deferred tax liability, net	(9,319)	(1,752)
Benefit from flow-through shares [Member]
Deferred tax assets:
Stream interests	0
Non-capital losses	0
Deferred and restricted share units	0
Share and debt issue expenses	0
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	66
Investments	(28)
Convertible debentures	0
Other liabilities	0
Deferred tax liability, net	38
Translation adjustments [Member]
Deferred tax assets:
Stream interests	0	0
Non-capital losses	0	0
Deferred and restricted share units	0	0
Share and debt issue expenses	0	0
Other assets		0
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	125	326
Investments	0	0
Convertible debentures	0	0
Other liabilities	0
Deferred tax liability, net	$ 125	$ 326